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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 09/30/2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         ZWEIG ADVISERS, LLC
                 -------------------------------
   Address:      900 Third Ave.
                 -------------------------------
                 New York, NY 10022
                 -------------------------------

Form 13F File Number: 28-2621
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MARC BALTUCH
         -------------------------------
Title:   CHIEF COMPL. OFFICER
         -------------------------------
Phone:   212-451-1100
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Marc Baltuch                   New York, New York   November 6, 2010
   -------------------------------    -------------------  ----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        1
                                        --------------------

Form 13F Information Table Entry Total:                  52
                                        --------------------

Form 13F Information Table Value Total:          $   470596
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1            28-2621                   EUCLID ADVISORS LLC
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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Zweig Advisers SEC Form  13F 9/30/2010

ITEM 1                         ITEM 3      ITEM 4         ITEM 5       ITEM 6      ITEM 7       ITEM 8
--------------------------------------------------------------------------------------------------------------
                                           MARKET         SHARES     INVESTMENT                 VOTING
NAME OF ISSUER                 CUSIP        VALUE          OWNED     DISCRETION    MANAGER     AUTHORITY
ALASKA AIR GROUP INC          11659109     7297290         143000    (a)sole         n/a       (a)sole
ALCOA INC                     13817101     8743420         722000    (a)sole         n/a       (a)sole
ALTRIA GROUP INC             02209S103    11025180         459000    (a)sole         n/a       (a)sole
AMKOR TECHNOLOGY INC          31652100     6924780        1054000    (a)sole         n/a       (a)sole
AT&T INC                     00206R102    10353200         362000    (a)sole         n/a       (a)sole
AUTOZONE INC                  53332102     8469670          37000    (a)sole         n/a       (a)sole
BEST BUY CO INC               86516101     8900940         218000    (a)sole         n/a       (a)sole
BIOGEN IDEC INC              09062X103     7576200         135000    (a)sole         n/a       (a)sole
CATERPILLAR INC              149123101     9362920         119000    (a)sole         n/a       (a)sole
CHESAPEAKE ENERGY CORP       165167107     8380500         370000    (a)sole         n/a       (a)sole
CHEVRON CORP                 166764100    11428050         141000    (a)sole         n/a       (a)sole
CISCO SYSTEMS INC            17275R102     7161300         327000    (a)sole         n/a       (a)sole
CITIGROUP INC                172967101     6899100        1769000    (a)sole         n/a       (a)sole
CLOROX COMPANY               189054109     9479920         142000    (a)sole         n/a       (a)sole
COMCAST CORP-CLASS A         20030N101     8081760         447000    (a)sole         n/a       (a)sole
CONOCOPHILLIPS               20825C104     9763100         170000    (a)sole         n/a       (a)sole
CONTINENTAL                  210795308     8023320         323000    (a)sole         n/a       (a)sole
 AIRLINES-CLASS B
CORNING INC                  219350105     8244280         451000    (a)sole         n/a       (a)sole
DARDEN RESTAURANTS INC       237194105     9283260         217000    (a)sole         n/a       (a)sole
DREYFUS-CS MG-IN             26188J206    28493577       28493577    (a)sole         n/a       (a)sole
DRYSHIPS INC                 Y2109Q101     7104370        1477000    (a)sole         n/a       (a)sole
DU PONT (E.I.) DE            263534109    10262600         230000    (a)sole         n/a       (a)sole
 NEMOURS
EL PASO CORP                 28336L109     7700360         622000    (a)sole         n/a       (a)sole
EXELON CORP                  30161N101    10517260         247000    (a)sole         n/a       (a)sole
FOSTER WHEELER AG            H27178104     7191240         294000    (a)sole         n/a       (a)sole
FREEPORT-MCMORAN COPPER      35671D857    10161410         119000    (a)sole         n/a       (a)sole
GILEAD SCIENCES INC          375558103     6801510         191000    (a)sole         n/a       (a)sole
GOLDMAN SACHS GROUP INC      38141G104     7951900          55000    (a)sole         n/a       (a)sole
HALLIBURTON CO               406216101     9921000         300000    (a)sole         n/a       (a)sole
HEWLETT-PACKARD CO           428236103     8371930         199000    (a)sole         n/a       (a)sole
HUDSON CITY BANCORP INC      443683107    10396480         848000    (a)sole         n/a       (a)sole
INTEL CORP                   458140100     8518890         443000    (a)sole         n/a       (a)sole
INTL BUSINESS MACHINES       459200101     9523940          71000    (a)sole         n/a       (a)sole
 CORP
JOHNSON & JOHNSON            478160104    10409280         168000    (a)sole         n/a       (a)sole
L-3 COMMUNICATIONS           502424104     8527860         118000    (a)sole         n/a       (a)sole
 HOLDINGS
MASSEY ENERGY CO             576206106     6514200         210000    (a)sole         n/a       (a)sole
MCDONALD'S CORP              580135101     9909830         133000    (a)sole         n/a       (a)sole
MICROSOFT CORP               594918104     8020475         327500    (a)sole         n/a       (a)sole
NOKIA CORP-SPON ADR          654902204     7953790         793000    (a)sole         n/a       (a)sole
NUCOR CORP                   670346105     9664600         253000    (a)sole         n/a       (a)sole
OCCIDENTAL PETROLEUM         674599105     8691300         111000    (a)sole         n/a       (a)sole
 CORP
PEPSICO INC                  713448108     9567360         144000    (a)sole         n/a       (a)sole
PETROLEO BRASILEIRO          71654V408     7217730         199000    (a)sole         n/a       (a)sole
 S.A.-ADR
POTASH CORP OF               73755L107     6769880          47000    (a)sole         n/a       (a)sole
 SASKATCHEWAN
QUALCOMM INC                 747525103    10016640         222000    (a)sole         n/a       (a)sole
RESEARCH IN MOTION           760975102     5794110         119000    (a)sole         n/a       (a)sole
SANDISK CORP                 80004C101     6560350         179000    (a)sole         n/a       (a)sole
TEMPLETON DRAGON FUND        88018T101     7458780         258000    (a)sole         n/a       (a)sole
 INC
UNION PACIFIC CORP           907818108     9570600         117000    (a)sole         n/a       (a)sole
UNITEDHEALTH GROUP INC       91324P102     8917940         254000    (a)sole         n/a       (a)sole
VERIZON COMMUNICATIONS       92343V104    12384200         380000    (a)sole         n/a       (a)sole
 INC
WILLIAMS COS INC             969457100     8331960         436000    (a)sole         n/a       (a)sole

                                         470595542